Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	For the years ended December 31,
	2018	2019	2020
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	113,714	148,928	143,922
Restricted cash – current portion	5,600	6,912	4,998
Restricted cash – non-current portion	47,177	40,031	42,976
Total cash, cash equivalents and restricted cash	$166,491	$195,871	$191,896

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2018	2019	2020
A	27%	22%	21%
B	27%	24%	20%
C	10%	10%	11%
D	24%	38%	29%
E	3%	3%	10%
Total	91%	97%	91%